Derivative Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Notional amounts of the Company's outstanding foreign currency forward contracts by currency
Notional amount of foreign currency forward contracts	$ 335
Derivative Financial Instruments (Textual)
Estimated net amount of existing gains (losses) expected to be reclassified into income within the next 12 months	(5)
Other Current Assets [Member]
Fair values and the location of the Company's derivative instruments in the consolidated balance sheets
Total derivative instruments, assets	4	13
Other Current Assets [Member] | Not Designated as Hedging Instrument [Member]
Fair values and the location of the Company's derivative instruments in the consolidated balance sheets
Total derivative instruments, assets
Other Assets [Member]
Fair values and the location of the Company's derivative instruments in the consolidated balance sheets
Total derivative instruments, assets	6	9
Other Assets [Member] | Not Designated as Hedging Instrument [Member]
Fair values and the location of the Company's derivative instruments in the consolidated balance sheets
Total derivative instruments, assets
Other Current Liabilities [Member]
Fair values and the location of the Company's derivative instruments in the consolidated balance sheets
Total derivative instruments, liabilities	9	5
Other Current Liabilities [Member] | Not Designated as Hedging Instrument [Member]
Fair values and the location of the Company's derivative instruments in the consolidated balance sheets
Total derivative instruments, liabilities
Other Liabilities [Member]
Fair values and the location of the Company's derivative instruments in the consolidated balance sheets
Total derivative instruments, liabilities
Other Liabilities [Member] | Not Designated as Hedging Instrument [Member]
Fair values and the location of the Company's derivative instruments in the consolidated balance sheets
Total derivative instruments, liabilities
Foreign currency forward contracts [Member] | Other Current Assets [Member] | Designated as Hedging Instrument [Member]
Fair values and the location of the Company's derivative instruments in the consolidated balance sheets
Total derivative instruments, assets	3	11
Foreign currency forward contracts [Member] | Other Current Assets [Member] | Not Designated as Hedging Instrument [Member]
Fair values and the location of the Company's derivative instruments in the consolidated balance sheets
Total derivative instruments, assets	1	2
Foreign currency forward contracts [Member] | Other Assets [Member] | Designated as Hedging Instrument [Member]
Fair values and the location of the Company's derivative instruments in the consolidated balance sheets
Total derivative instruments, assets	5	8
Foreign currency forward contracts [Member] | Other Assets [Member] | Not Designated as Hedging Instrument [Member]
Fair values and the location of the Company's derivative instruments in the consolidated balance sheets
Total derivative instruments, assets	1	1
Foreign currency forward contracts [Member] | Other Current Liabilities [Member] | Designated as Hedging Instrument [Member]
Fair values and the location of the Company's derivative instruments in the consolidated balance sheets
Total derivative instruments, liabilities	8	2
Foreign currency forward contracts [Member] | Other Current Liabilities [Member] | Not Designated as Hedging Instrument [Member]
Fair values and the location of the Company's derivative instruments in the consolidated balance sheets
Total derivative instruments, liabilities	1	3
Foreign currency forward contracts [Member] | Other Liabilities [Member] | Designated as Hedging Instrument [Member]
Fair values and the location of the Company's derivative instruments in the consolidated balance sheets
Total derivative instruments, liabilities
Foreign currency forward contracts [Member] | Other Liabilities [Member] | Not Designated as Hedging Instrument [Member]
Fair values and the location of the Company's derivative instruments in the consolidated balance sheets
Total derivative instruments, liabilities
Canadian dollar [Member]
Notional amounts of the Company's outstanding foreign currency forward contracts by currency
Notional amount of foreign currency forward contracts	211
U.S. dollar [Member]
Notional amounts of the Company's outstanding foreign currency forward contracts by currency
Notional amount of foreign currency forward contracts	58
British pound [Member]
Notional amounts of the Company's outstanding foreign currency forward contracts by currency
Notional amount of foreign currency forward contracts	35
Euro [Member]
Notional amounts of the Company's outstanding foreign currency forward contracts by currency
Notional amount of foreign currency forward contracts	30
Other [Member]
Notional amounts of the Company's outstanding foreign currency forward contracts by currency
Notional amount of foreign currency forward contracts	$ 1